Schedule of Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases
Remaining six months	$ 219
1 year	711	617
2 year	590	639
3 year		532
Total minimum lease payments	1,520	1,788
Less: imputed interest	(205)	(336)
Present value of future minimum lease payments	1,315	1,452
Less: current obligations under leases	(615)	(428)	$ (318)
Long-term lease obligations	$ 700	$ 1,024	$ 1,280